Expense Example	Prospectus #1 Calvert High Yield Bond Fund Class A 1 Year	Prospectus #1 Calvert High Yield Bond Fund Class A 3 Years	Prospectus #1 Calvert High Yield Bond Fund Class A 5 Years	Prospectus #1 Calvert High Yield Bond Fund Class A 10 Years	Prospectus #1 Calvert High Yield Bond Fund Class C 1 Year	Prospectus #1 Calvert High Yield Bond Fund Class C 3 Years	Prospectus #1 Calvert High Yield Bond Fund Class C 5 Years	Prospectus #1 Calvert High Yield Bond Fund Class C 10 Years	Prospectus #1 Calvert High Yield Bond Fund Class I 1 Year	Prospectus #1 Calvert High Yield Bond Fund Class I 3 Years	Prospectus #1 Calvert High Yield Bond Fund Class I 5 Years	Prospectus #1 Calvert High Yield Bond Fund Class I 10 Years	Prospectus #1 Calvert High Yield Bond Fund Class R6 1 Year	Prospectus #1 Calvert High Yield Bond Fund Class R6 3 Years	Prospectus #1 Calvert High Yield Bond Fund Class R6 5 Years	Prospectus #1 Calvert High Yield Bond Fund Class R6 10 Years	Prospectus #1 Calvert Income Fund Class A 1 Year	Prospectus #1 Calvert Income Fund Class A 3 Years	Prospectus #1 Calvert Income Fund Class A 5 Years	Prospectus #1 Calvert Income Fund Class A 10 Years	Prospectus #1 Calvert Income Fund Class C 1 Year	Prospectus #1 Calvert Income Fund Class C 3 Years	Prospectus #1 Calvert Income Fund Class C 5 Years	Prospectus #1 Calvert Income Fund Class C 10 Years	Prospectus #1 Calvert Income Fund Class I 1 Year	Prospectus #1 Calvert Income Fund Class I 3 Years	Prospectus #1 Calvert Income Fund Class I 5 Years	Prospectus #1 Calvert Income Fund Class I 10 Years	Prospectus #1 Calvert Core Bond Fund Class A 1 Year	Prospectus #1 Calvert Core Bond Fund Class A 3 Years	Prospectus #1 Calvert Core Bond Fund Class A 5 Years	Prospectus #1 Calvert Core Bond Fund Class A 10 Years	Prospectus #1 Calvert Core Bond Fund Class I 1 Year	Prospectus #1 Calvert Core Bond Fund Class I 3 Years	Prospectus #1 Calvert Core Bond Fund Class I 5 Years	Prospectus #1 Calvert Core Bond Fund Class I 10 Years	Prospectus #1 Calvert Core Bond Fund Class R6 1 Year	Prospectus #1 Calvert Core Bond Fund Class R6 3 Years	Prospectus #1 Calvert Core Bond Fund Class R6 5 Years	Prospectus #1 Calvert Core Bond Fund Class R6 10 Years	Prospectus #1 Calvert Short Duration Income Fund Class A 1 Year	Prospectus #1 Calvert Short Duration Income Fund Class A 3 Years	Prospectus #1 Calvert Short Duration Income Fund Class A 5 Years	Prospectus #1 Calvert Short Duration Income Fund Class A 10 Years	Prospectus #1 Calvert Short Duration Income Fund Class C 1 Year	Prospectus #1 Calvert Short Duration Income Fund Class C 3 Years	Prospectus #1 Calvert Short Duration Income Fund Class C 5 Years	Prospectus #1 Calvert Short Duration Income Fund Class C 10 Years	Prospectus #1 Calvert Short Duration Income Fund Class I 1 Year	Prospectus #1 Calvert Short Duration Income Fund Class I 3 Years	Prospectus #1 Calvert Short Duration Income Fund Class I 5 Years	Prospectus #1 Calvert Short Duration Income Fund Class I 10 Years	Prospectus #1 Calvert Short Duration Income Fund Class R6 1 Year	Prospectus #1 Calvert Short Duration Income Fund Class R6 3 Years	Prospectus #1 Calvert Short Duration Income Fund Class R6 5 Years	Prospectus #1 Calvert Short Duration Income Fund Class R6 10 Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A 1 Year	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A 3 Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A 5 Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A 10 Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class I 1 Year	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class I 3 Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class I 5 Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class I 10 Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class R6 1 Year	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class R6 3 Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class R6 5 Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class R6 10 Years
USD ($)	475	692	926	1,597	280	561	968	1,906	79	250	437	976	73	231	404	905	467	663	876	1,486	272	533	918	1,799	70	221	384	859	448	646	861	1,479	50	203	369	851	43	181	330	766	350	513	690	1,202	254	479	828	1,609	52	166	290	652	47	148	258	579	74	239	418	939	48	160	281	637	44	147	259	588